DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Derivative [Line Items]
Gains recorded in accumulated other comprehensive loss expected to be reclassified into earnings within the next twelve months	$ 0.6
Foreign currency forward contracts
Derivative [Line Items]
Derivative, notional amount	$ 96.2	$ 54.8